CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 14,667	R$ 9,060
Banks and immediately available investments	4,145,987	4,608,144
Cash and cash equivalents	4,160,654	4,617,204	R$ 2,641,652	R$ 2,890,144
Short-term investments	R$ 2,626,212	R$ 3,041,143